Goodwill and Other Intangible Assets (Details) - Estimated Amortization Expense $ in Thousands	Jun. 30, 2026 USD ($)
Schedule Of Changes In The Carrying Amount Of Goodwill Abstract
2024	$ 11,393
2025	21,888
2026	17,683
2027	11,933
2028	11,300
2029 and thereafter	11,296
Net Book Value	$ 85,493